Vessel revenue	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Vessel revenue	Vessel revenue
During the years ended December 31 2022, we had 14 vessels that earned revenue through long-term time-charter contracts (with initial terms of one year or greater), respectively. There were no vessels that earned revenue through long-term time-charter contracts during the years ended December 31, 2021 and 2020. The remaining vessels earned revenue from the Scorpio Pools or in the spot market. The following table sets forth our revenue, by employment type, for these periods:

	For the year ended December 31,
In thousands of U.S. dollars	2022	2021	2020
Pool revenue	$1,186,577	$534,982	$902,796
Voyage revenue (spot market)	328,087	5,804	13,096
Time charter revenue	48,209	—	—
	$1,562,873	$540,786	$915,892
IFRS 16 Lease Revenue
In accordance with IFRS 16 - Leases, we are required to identify the lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. In time charter-out or pool arrangements, we have determined that the lease component is the vessel and the non-lease component is the technical management services provided to operate the vessel. Each component is quantified on the basis of the relative stand-alone price of each lease component and on the aggregate stand-alone price of the non-lease components.
These components are accounted for as follows:
•All fixed lease revenue earned under these time charter-out arrangements is recognized on a straight-line basis over the term of the lease.
•Lease revenue earned under our pool arrangements is recognized as it is earned, since it is 100% variable.
•The non-lease component is accounted for as services revenue under IFRS 15. This revenue is recognized “over time” as the customer (i.e. the pool or the charterer) is simultaneously receiving and consuming the benefits of the service.
The following table summarizes the lease and non-lease components of revenue from time charter-out and pool revenue during the years ended December 31, 2022, 2021 and 2020. These figures are not readily quantifiable as the Company's contracts (with the Scorpio pools or under time charter-out arrangements) do not separate these components. We do not view pool and time charter-out revenue as two separate streams of revenue. Nevertheless, we have estimated these amounts by reference to (i) third party, published time charter rates for the lease component, and (ii) an approximation of the fair market value of vessel operating expenses for the non-lease component.

	For the year ended December 31,
In thousands of U.S. dollars	2022	2021	2020
Lease component of revenue from time charter-out and pool revenue	$879,168	$280,633	$548,988
Non-lease component of revenue from time charter-out and pool revenue	355,618	254,349	353,808
	$1,234,786	$534,982	$902,796
We entered into time charter-out agreements on 14 vessels during the year ended December 31, 2022. The terms of the agreements, including the dates of commencement are summarized as follows:

Vessel	Vessel class	Term	Rate ($/day)		Commencement date
STI Gratitude	LR2	Three years	$28,000	(1)	May-22
STI Guard	LR2	Five years	$28,000	(2)	July-22
STI Gladiator	LR2	Three years	$28,000	(3)	July-22
STI Guide	LR2	Three years	$28,000	(3)	July-22
STI Marshall	MR	Three years	$23,000	(4)	July-22
STI Magnetic	MR	Three years	$23,000	(5)	July-22
STI Miracle	MR	Three years	$21,000	(6)	August-22
STI Memphis	MR	Three years	$21,000	(7)	June-22
STI Goal	LR2	Three years	$30,000	(8)	August-22
STI Lombard	LR2	Three years	$32,750	(9)	September-22
STI Gauntlet	LR2	Three years	$32,750		November-22
STI Duchessa	MR	Three years	$25,000		October-22
STI Lavender	LR2	Three years	$35,000		December-22
STI Grace	LR2	Three years	$37,500	(10)	December-22
(1)    This vessel commenced a time charter in May 2022 for three years at an average rate of $28,000 per day. The charterers have the option to extend the term of this agreement for an additional year at $31,000 per day. If this option is declared, the charterers have the option to further extend the term of this agreement for an additional year at $33,000 per day.
(2)    This vessel commenced a time charter in July 2022 for five years at a rate of $28,000 per day. The charterers have the option to convert the term of this agreement to three years at $30,000 per day, which must be declared within 30 months after the delivery date.
(3)    This vessel commenced a time charter in July 2022 for three years at an average rate of $28,000 per day. The charterers have the option to extend the term of this agreement for an additional year at $31,000 per day. If this option is declared, the charterers have the option to further extend the term of this agreement for an additional year at $33,000 per day.
(4)    This vessel commenced a time charter in July 2022 for three years at a rate of $23,000 per day. The charterers have the option to extend the term of this agreement for an additional year at $24,000 per day. If this option is declared, the charterers have the option to further extend the term of this agreement for an additional year at $25,000 per day. If this second option is declared, the charterers have the option to further extend the term of this agreement for an additional year at $26,000 per day.
(5)    This vessel commenced a time charter in July 2022 for three years at an average rate of $23,000 per day. The daily rate is the average rate over the three years period, which is payable in years one, two, and three at $30,000 per day, $20,000 per day, and $19,000 per day, respectively. The charterers have the option to extend the term of this agreement for an additional year at $24,500 per day. If this option is declared, the charterers have the option to further extend the term of this agreement for an additional year at $26,000 per day.
(6)    This vessel commenced a time charter in August 2022 for three years at an average rate of $21,000 per day. The daily rate is the average rate over the three years period, which is payable during the first six months at $30,000 per day, the next six months are payable at $20,000 per day, and years two and three are payable at $19,000 per day. The charterers have the option to extend the term of this agreement for an additional year at $22,500 per day. If this option is declared, the charterers have the option to further extend the term of this agreement for an additional year at $24,000 per day.
(7)    This vessel commenced a time charter in June 2022 for three years at an average rate of $21,000 per day. The daily rate is the average rate over the three years period, which is payable during the first six months at $30,000 per day, the next 6 months are payable at $20,000 per day, and years two and three are payable at $19,000 per day. The charterers have the option to extend the term of this agreement for an additional year at $22,500 per day. If this option is declared, the charterers have the option to further extend the term of this agreement for an additional year at $24,000 per day.
(8)    This vessel commenced a time charter in August 2022 for three years at a rate of $30,000 per day. The charterers have the option to extend the term of this agreement for an additional year at $32,000 per day. If this option is declared, the charterers have the option to further extend the term of this agreement for an additional year at $34,000 per day.
(9)    This vessel commenced a time charter in September 2022 for three years at an average rate of $32,750 per day. The charterer has the option to extend the term of this agreement for an additional year at $34,750 per day. If this option is declared, the charterer has the option to further extend the term of this agreement for an additional year at $36,750 per day.
(10)    This vessel commenced a time charter in December 2022 for three years at an average rate of $37,500 per day. The daily rate is the average rate over the three years period, which is payable during the first six months at $47,000 per day, the next 6 months are payable at $28,000 per day, and years two and three are payable at $37,500 per day.
IFRS 15 Revenue from Contracts with Customers
Given the changes in trading patterns for refined petroleum products brought on by the conflict in Ukraine beginning in March 2022, we had an increased number of vessels trading in the spot market during the year ended December 31, 2022. For vessels operating in the spot market, we recognize revenue ‘over time’ as the customer (i.e. the charterer) is simultaneously receiving and consuming the benefits of the vessel. Under IFRS 15, the performance obligation has been identified as the transportation of cargo from one point to another. Therefore, in a spot market voyage under IFRS 15, revenue is recognized on a pro-rata basis commencing on the date that the cargo is loaded and concluding on the date of discharge. We also consider short-term time charters (with initial terms of less than one year) as spot market voyages. These voyages are accounted for under IFRS 16 – Leases (given the contractual nature of the agreements), but are disclosed as spot market voyages in the table above given their short term nature, and greater exposure to spot market volatility. Under spot market voyage charters, we pay voyage expenses, and therefore this increase in spot market revenue during the year ended December 31, 2022 also resulted in an increase in voyage expenses. Voyage expenses for the year ended December 31, 2022 consisted of bunker consumption of $50.2 million, port and agency expenses of $23.2 million, voyage related insurance of $7.7 million, and other voyage related expenses (including commissions) of $11.6 million.